Equity reserves and long-term incentive plan awards - disclosure of movement in phantom share unit liability (Details) - Phantom Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 381	$ 277
Awards vested and change in fair value during the year	536	104
Total phantom share unit liability, end of year	$ 917	$ 381